Variable Interest Entities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues, income from continuing operations before income taxes and net cash provided by operating activities for our variable interest entities
Revenues	$ 2,173	$ 2,212	$ 1,938
Income before income taxes	(118)	(105)	(93)
Net cash provided by operating activities	$ (114)	19	34
Pacific Iron Products
Identification of variable interest entities through investments and transactions
Variable interest entity ownership percentage	50.00%
Viance
Identification of variable interest entities through investments and transactions
Variable interest entity ownership percentage	50.00%
Consolidated VIE's
Revenues, income from continuing operations before income taxes and net cash provided by operating activities for our variable interest entities
Revenues	$ 128	92	104
Income before income taxes	14	6	15
Net cash provided by operating activities	$ 18	$ 11	$ 16